S000044971 [Member] Expense Example - iShares GSCI Commodity Dynamic Roll Strategy ETF - iShares GSCI Commodity Dynamic Roll Strategy ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	$ 613